Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,749	$ 3,225	$ 3,175
Accounts receivable, net of allowances of $631 and $667, respectively	5,690	5,197	5,998
Inventories, net	9,014	7,830	4,850
Due from related party	5,728	5,688	6,383
Other current assets	6,194	5,116	4,855
Total current assets	29,375	27,056	25,261
Property, and equipment, net	664	530	742
Capitalized software, net	2,052	2,131	2,019
Other intangible assets, net	380	380	380
Operating lease, right-of-use assets, net	4,388	4,466	2,604
Other tax assets	417	267	1
Other assets	933	905	772
Total assets	38,209	35,735	31,779
Current liabilities:
Accounts payable	5,368	4,305	2,190
Employee compensation	3,991	2,664	3,163
Due to related party	9,790	10,192	6,841
Current portion of deferred revenue	6,350	5,211	7,714
Manufacturing warranty obligation	549	513	973
Current portion of long-term operating lease	1,509	1,572	1,005
Current maturities of convertible debt	1,461
Advance payments from customers	9,272	10,562	6,255
Accrued expenses and other current liabilities	9,950	9,935	8,631
Total current liabilities	48,240	44,954	36,772
Convertible debt, net of current maturities	1,177
Non-current deferred revenues	4,747	4,670	2,282
Long-term operating lease	2,925	2,917	1,621
Deferred tax liabilities	89	112	110
Other non-current liabilities	4,304	4,171	2,647
Total liabilities	72,204	68,281	60,733
Commitments and contingencies (Note 16)
Deficit:
Preferred stock, $0.00001 par value; 10,000,000 shares authorized; no shares issued and outstanding at June 30, 2024, March 31, 2024 and March 31, 2023
Common stock, $0.0001 par value; 100,000,000 shares authorized; 34,544,935 shares issued and outstanding at June 30, 2024, March 31, 2024 and March 31, 2023	3	3	2
Additional paid-in-capital	3,685	2,613	(1,898)
Accumulated deficit	(35,826)	(35,212)	(26,769)
Accumulated other comprehensive income (loss)	(1,857)	50	(289)
Total deficit	(33,995)	(32,546)	(28,954)
Total liabilities and deficit	38,209	35,735	31,779
Related Party [Member]
Current liabilities:
Notes payable - related party	$ 10,722	$ 11,457	$ 17,301